Summary of Significant Accounting Policies - Schedule of Translation of Amounts from Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Vietnam Dong [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	26,103		25,488
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	25,696	24,962
Renminbi [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	7.1672		7.2985
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.2524